Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions
29.	Related party transactions

The table below sets forth the major related parties that has conducted related party transaction in 2018 and 2019, as well as their relationships with the Group:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	A shareholder with significant influence to the Group
Trendy (China) Group Holdings Limited and its subsidiaries (“Trendy Group”)	An entity controlled by a director of the Group
Kunshan Baowei and its subsidiaries (“Baowei Group”)	A joint venture of the Group

For the years ended December 31, 2017
,
 2018
 and 2019,
 the Group entered into the following material related party transactions:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Purchase of goods	213,350	340,356	1,451,404
Purchase of services	1,001	317,921	462,126
Provision of services	1,825	6,300	44,420
Sales of product	—	—	111,510

Details of the balances with related parties are as follows:
(a)	Amounts due from related parties (current and non - current)

Amounts due from related parties consist of amounts due from companies controlled or significantly influenced by the Company, its shareholders and directors.
(b)
Amounts due from related parties (current and non
-
current) as of December 31, 2018 and 2019 amounted to RMB17,475 and RMB149,964, respectively, mainly including interest-bearing loans originated to the Group’s joint ventures and prepayments placed by the Group related to purchases of goods from companies significantly influenced by the Company, its shareholders and directors.

(c)	Amounts due to related parties

The amounts due to companies controlled or significantly influenced by the Company, its shareholders and directors as of December 31, 2018 and 2019 amounted to RMB323,108 and RMB520,288, respectively, which were unsecured, interest
-
free, and related to purchases of goods and other services from these parties.
As of December 31, 2019, the Group had borrowed RMB12,500 from Ningbo Shanjin for procurement, which carried a fixed interest rate of 3.05%.